Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

14. Subsequent events

        On August 13, 2012, the Company issued and sold in a private placement an aggregate of 897,554 shares of common stock at a price per share of $5.50 for an aggregate purchase price of $4,936,547. As a result of the completion of the private placement, on August 13, 2012, all of the Company's shares of Series A and Series B preferred stock automatically converted into shares of common stock. Each share of Series A preferred stock converted into common stock on a one-for-2.023 basis, into a total of 3,064,753 shares of common stock and each share of Series B preferred stock converted into common stock on a one-for-one basis, into a total of 6,770,563 shares of common stock.

        In connection with the private placement, the Company agreed to file a registration statement (the "Resale S-1") covering the resale of the 6,770,563 shares of common stock issued upon conversion of Series B preferred stock and the 897,554 shares of common stock issued and sold in the private placement. The Company intends to use its reasonable best efforts to file the Resale S-1 within thirty days of August 13, 2012.

        On August 13, 2012, the Company amended its certificate of incorporation and by-laws to divide the Company's board of directors into three classes with staggered three year terms. In addition, the Company's restated certificate of incorporation and amended and restated by-laws now provide that directors may be removed only for cause and only by the affirmative vote of the holders of 75% of the shares of capital stock present in person or by proxy and entitled to vote. Under the Company's restated certificate of incorporation and amended and restated by-laws, any vacancy on the board of directors, including a vacancy resulting from an enlargement of the board of directors, may be filled only by vote of a majority of directors then in office. Furthermore, the restated certificate of incorporation provides that the authorized number of directors may be changed only by the board of directors.

13. Subsequent events

        On May 1, 2012, the Company entered into a commercial building lease agreement. The sixty month lease, which commenced on August 10, 2012, provides for the lease by the Company of approximately 6,000 square feet of space in Cambridge, Massachusetts. Base annual rent is initially set at approximately $22,000 per month with an annual increase of 3%.